Average Annual Total Returns - FidelityGovernmentBondFunds-RetailComboPRO - FidelityGovernmentBondFunds-RetailComboPRO - Fidelity Intermediate Government Income Fund	Oct. 30, 2023
Fidelity Intermediate Government Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(8.45%)
Past 5 years	0.04%
Past 10 years	0.42%
Fidelity Intermediate Government Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(8.93%)
Past 5 years	(0.63%)
Past 10 years	(0.24%)
Fidelity Intermediate Government Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(4.99%)
Past 5 years	(0.22%)
Past 10 years	0.06%
LB008
Average Annual Return:
Past 1 year	(7.73%)
Past 5 years	0.46%
Past 10 years	0.69%